PREFERRED STOCK AND STOCKHOLDERS DEFICIT	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
PREFERRED STOCK AND STOCKHOLDERS DEFICIT

NOTE 4 – PREFERRED STOCK AND STOCKHOLDERS DEFICIT

Amendments to Articles of Incorporation

On October 18th, 2023, the Company amended its Articles of Incorporation giving its Board of Directors the power to issue up to 1,000,000,000 shares of Common Stock, and to fix the rights, preferences and privileges of each class of common stock so created. No shareholder approval is required in connection with the creation of classes of preferred stock under this authority and the setting of the rights, preferences, and privileges of such shares. The Board of Directors acted to create new series of preferred shares, Series D Preferred Stock.

Series C Preferred Stock

On December 31, 2023, Livento Group, Inc had total 3,602,456 shares of our Series C Preferred Shares. The Series C Preferred Shares have preference in liquidation and are convertible into common shares. The Board believes that this was necessary so that the Company maintains a consistent vision going forward that can only be achieved if the Founder’s vision is maintained. This vision is the same vision that all current shareholders bought into as evidenced by their investment into the Company. To ensure that the founder’s vision is maintained, it is necessary that no outsider person or group can gain voting control from the founder as the Company.

Series D Preferred Stock

Series D Preferred Stock are Preferred which allows the Board of Directors to subdivide and/or determine the rights, privileges, and other features of this stock. Till December 31, 2023, the Company issued 1,351,638 Series D preferred shares from 1 million 4,000,000 shares authorized. The par value is $0.01 per share.

Series E Preferred Stock

Series E Preferred Stock are Preferred which allows the Board of Directors to subdivide and/or determine the rights, privileges, and other features of this stock. Till December 31, 2023, the Company issued 28,000 Series E preferred shares from 40 thousand (40,000) shares authorized. The par value is $0.0001 per share.

Series F Preferred Stock

Series F Preferred Stock are Preferred which allows the Board of Directors to subdivide and/or determine the rights, privileges, and other features of this stock. Till December 31, 2023, the Company issued 15,000 Series F preferred shares from 75 thousand (75,000) shares authorized. The par value is $0.0001 per share.

Series A Preferred Stock

Series A Preferred Stock The holders of the Preferred Stock will have the voting rights as described in this Section 4 or as required by law. For so long as any shares of the Preferred Stock remain issued and outstanding, the holders thereof, voting separately as a class, shall have the right to vote on all shareholder matters equal to fifty-one percent (51%) of the total vote. For example, if there are 10,000 shares of the Company’s common stock issued and outstanding at the time of a shareholder vote, the holders of the Preferred Stock, voting separately as a class, will have the right to vote an aggregate of 10,400 shares, out of a total number of 20,400 shares voting. For the sake of clarity, and in an abundance of caution, the total voting shares outstanding at the time of any and all shareholder votes(i.e., the total shares eligible to vote on any and all shareholder matters) shall be deemed to include (a) the total common stock shares outstanding; (b) the voting rights applicable to any outstanding shares of preferred stock, other than the Series A Preferred Stock, if any; and (c) the voting rights attributable to the Series A Preferred Stock, as described herein, whether such series A Preferred Stock share are voted or not.